Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,518
Balance at end of year	3,427	$ 3,518
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6,007	5,804
Acquisitions	23	309
Removed from service	(30)
Disposals of businesses		(118)
Translation and other, net	20	12
Balance at end of year	6,020	6,007
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,489)	(2,480)
Removed from service	30
Disposals of businesses		118
Translation and other, net	(11)	(13)
Balance at end of year	(2,593)	(2,489)
Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	(123)	(114)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646	2,646
Acquisitions		0
Removed from service
Disposals of businesses		0
Translation and other, net		0
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0	0
Removed from service
Disposals of businesses		0
Translation and other, net		0
Balance at end of year		0
Trade names indefinite useful life [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization		0
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	43
Balance at end of year	30	43
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	166	153
Acquisitions	2	40
Removed from service	(18)
Disposals of businesses		(28)
Translation and other, net	(3)	1
Balance at end of year	147	166
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(123)	(146)
Removed from service	18
Disposals of businesses		28
Translation and other, net	(2)	0
Balance at end of year	(117)	(123)
Finite useful life trade names finite useful life [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	(10)	(5)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	685
Balance at end of year	640	685
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,810	1,595
Acquisitions	21	268
Removed from service
Disposals of businesses		(72)
Translation and other, net	13	19
Balance at end of year	1,844	1,810
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,125)	(1,122)
Removed from service
Disposals of businesses		72
Translation and other, net	2	(9)
Balance at end of year	(1,204)	(1,125)
Customer relationships [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	(81)	(66)
Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	119
Balance at end of year	98	119
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	639	669
Acquisitions		1
Removed from service
Disposals of businesses		(18)
Translation and other, net	1	(13)
Balance at end of year	640	639
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(520)	(514)
Removed from service
Disposals of businesses		18
Translation and other, net	(1)	(2)
Balance at end of year	(542)	(520)
Databases and content [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	(21)	(22)
Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	25
Current year amortization	(123)	(114)
Balance at end of year	13	25
Other identifiable intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	746	741
Acquisitions		0
Removed from service	(12)
Disposals of businesses		0
Translation and other, net	9	5
Balance at end of year	743	746
Other identifiable intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(721)	(698)
Removed from service	12
Disposals of businesses		0
Translation and other, net	(10)	(2)
Balance at end of year	(730)	(721)
Other identifiable intangible assets [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Current year amortization	$ (11)	$ (21)